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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended ______6/30/2007__________

 If amended report check here:    [ ]                  Amendment Number: ______

 This Amendment (Check only one): [ ] is a restatement
                                  [ ] adds new holding
                                      entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address        (Street)        (City)        (State)        (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-_11502________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Anthony W. Soslow         President, Director           (610)567-0320
------------------------  -------------------------  -------------------------
          Name                     (Title)                    (Phone)

                                                       Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                 Conshohocken, PA      7/10/07
                                               ---------------------------------
                                                  (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      _____0____

Form 13F Information Table Entry Total: ____101____

Form 13F Information Table Value Total: $_1,029,077____
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                    13F File No.:     Name:
   --------------  -------------------      ----------------  ----------------
1. 28-                                   6.
   --------------  -------------------      ----------------  ----------------
2. --------------  -------------------   7. ----------------  ----------------
3. --------------  -------------------   8. ----------------  ----------------
4. --------------  -------------------   9. ----------------  ----------------
5. --------------  -------------------  10. ----------------  ----------------

COLUMN 1                               COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7     COLUMN 8
--------                            -------------- --------- -------- ------------ ---------- -------- ----------------
                                                             VALUE    SHRS OR PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS CUSIP     (x1000)  PRN AMT CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- -------- ------- ---- ---------- -------- ----------------
AT&T Inc                            Stock          00206r102   2,997   72,217      Sole       N/A      Shared
Abercrombie & Fitch Co.             Stock          2896207     1,729   23,693      Sole       N/A      Shared
Advance America                     Stock          00739W107  13,174  742,599      Sole       N/A      Shared
Aeropostale, Inc.                   Stock          7865108    15,760  378,125      Sole       N/A      Shared
Aetna, Inc.                         Stock          00817y108   2,010   40,684      Sole       N/A      Shared
Aflac Corporation                   Stock          1055102       211    4,100      Sole       N/A      Shared
Alcoa, Inc.                         Stock          13817101    2,062   50,874      Sole       N/A      Shared
Altera                              Stock          021441100   5,381  243,150      Sole       N/A      Shared
Ambac Financial Group               Stock          023139108   6,773   77,681      Sole       N/A      Shared
American Eagle                      Stock          02553e106  21,328  831,171      Sole       N/A      Shared
American Financial Group            Stock          025932104  18,174  532,185      Sole       N/A      Shared
American Int'l Group                Stock          026874107   2,460   35,122      Sole       N/A      Shared
Ametek                              Stock          031100100  31,347  789,988      Sole       N/A      Shared
Amphenol Corp                       Stock          032095101  24,020  673,785      Sole       N/A      Shared
Anixter Intl Inc.                   Stock          035290105  17,527  233,044      Sole       N/A      Shared
Applied Materials                   Stock          038222105   1,628   81,917      Sole       N/A      Shared
Aspreva Pharmaceuticals             Stock          04538t109  14,195  820,522      Sole       N/A      Shared
Asta Funding Inc                    Stock          046220109  11,028  286,952      Sole       N/A      Shared
BJ Services Co                      Stock          055482103   3,273  115,090      Sole       N/A      Shared
Barnes Group, Inc                   Stock          067806109  12,696  400,746      Sole       N/A      Shared
Barr Pharmaceuticals                Stock          068306109   5,032  100,175      Sole       N/A      Shared
Basic Energy Services, Inc.         Stock          06985p100     642   25,099      Sole       N/A      Shared
Benchmark Electronics               Stock          0816H101    8,252  364,789      Sole       N/A      Shared
Berkley W.R. Corp                   Stock          84423102   31,305  962,044      Sole       N/A      Shared
CSX Corp                            Stock          126408103   2,258   50,085      Sole       N/A      Shared
Carpenter Technology                Stock          144285103  21,968  168,579      Sole       N/A      Shared
Ceradyne, Inc.                      Stock          156710105   2,625   35,486      Sole       N/A      Shared
Cigna Corp                          Stock          125509109   3,139   60,105      Sole       N/A      Shared
Cisco Systems                       Stock          17275r102   1,758   63,109      Sole       N/A      Shared
Columbia Sportswear Co.             Stock          198516106  13,236  192,721      Sole       N/A      Shared
Companhia Vale do Rio               Stock          204412209   2,125   47,697      Sole       N/A      Shared
Complete Product Services Inc       Stock          20453E109  11,912  460,805      Sole       N/A      Shared
Coventry Healthcare                 Stock          222862104   4,332   75,135      Sole       N/A      Shared
Dollar Tree Stores, Inc.            Stock          256747106  21,695  498,169      Sole       N/A      Shared
Ensco International                 Stock          26874q100   2,114   34,658      Sole       N/A      Shared
First American Corp                 Stock          318522307   2,480   50,100      Sole       N/A      Shared
Forest Lab Inc.                     Stock          345838106   6,439  141,043      Sole       N/A      Shared
Fossil, Inc.                        Stock          349882100  20,677  701,143      Sole       N/A      Shared
Gardner Denver Inc                  Stock          365558105  13,148  309,003      Sole       N/A      Shared
Genco Shipping & Trading Lt         Stock          Y2685T107   2,319   56,215      Sole       N/A      Shared

COLUMN 1                               COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
--------                            -------------- --------- -------- -------------- ---------- -------- ----------------
                                                             VALUE    SHRS OR   PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS CUSIP     (x1000)  PRN AMT   CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- -------- --------- ---- ---------- -------- ----------------
General Dynamics                    Stock          369550108   1,945     24,864      Sole       N/A      Shared
General Electric                    Stock          369604103     251      6,546      Sole       N/A      Shared
Genworth Financial, Inc.            Stock          37247d106   2,412     70,110      Sole       N/A      Shared
Grant Prideco Inc.                  Stock          38821g101   3,020     56,095      Sole       N/A      Shared
Gymboree Corp                       Stock          403777105   1,392     35,315      Sole       N/A      Shared
Harley Davidson                     Stock          412822108   3,121     52,360      Sole       N/A      Shared
Hartford Financial Svcs             Stock          416515104   2,158     21,902      Sole       N/A      Shared
HCC Insurance Holdings, Inc.        Stock          404132102  33,458  1,001,425      Sole       N/A      Shared
Health Net, Inc.                    Stock          42222G108  17,657    334,417      Sole       N/A      Shared
Helix Energy Solutions              Stock          42330P107   3,198     80,135      Sole       N/A      Shared
Hercules Offshore                   Stock          427093109  13,609    420,282      Sole       N/A      Shared
Insite Vision Inc.                  Stock          457660108     319    212,461      Sole       N/A      Shared
International Business Machines     Stock          459200101   2,515     23,892      Sole       N/A      Shared
International Rectifier Corp        Stock          460254105   3,848    103,275      Sole       N/A      Shared
J C Penney Corporation              Stock          708160106   5,531     76,423      Sole       N/A      Shared
Johnson Controls, Inc               Stock          478366107   7,944     68,618      Sole       N/A      Shared
Jos. A Bank Clothiers, Inc          Stock          480838101  12,045    290,441      Sole       N/A      Shared
KLA-Tenecor                         Stock          482480100   4,679     85,150      Sole       N/A      Shared
L-3 Communications                  Stock          502424104   5,853     60,100      Sole       N/A      Shared
LAM Research Corp                   Stock          512807108  23,556    458,282      Sole       N/A      Shared
Lincare Holdings                    Stock          532791100  25,253    633,694      Sole       N/A      Shared
Lincoln Electric Holdings           Stock          533900106   4,613     62,135      Sole       N/A      Shared
Lincoln National Corp               Stock          534187109   5,236     73,799      Sole       N/A      Shared
MGP Ingredients Inc.                Stock          55302G103     966     57,172      Sole       N/A      Shared
MSC Industrial Direct               Stock          553530106  18,643    338,968      Sole       N/A      Shared
Maxim Integrated Products           Stock          5777K101    5,020    150,260      Sole       N/A      Shared
McDonalds                           Stock          580135101     207      4,075      Sole       N/A      Shared
Microsoft                           Stock          594918104     219      7,425      Sole       N/A      Shared
Nabors Industries Ltd               Stock          G6359F103   4,158    124,580      Sole       N/A      Shared
National Oilwell Varco              Stock          637071101     253      2,425      Sole       N/A      Shared
Navigators Group                    Stock          638904102   2,430     45,085      Sole       N/A      Shared
Netgear, Inc.                       Stock          64111q104  25,813    712,088      Sole       N/A      Shared
Nike Inc. Cl. B                     Stock          654106103   1,676     28,749      Sole       N/A      Shared
Nokia Corporation                   Stock          654902204   2,418     86,034      Sole       N/A      Shared
Oil States Int'l                    Stock          678026105  30,197    730,445      Sole       N/A      Shared
Open Text Corp                      Stock          683715106  20,572    945,388      Sole       N/A      Shared
Oshkosh Truck Corp.                 Stock          688239201  28,138    447,209      Sole       N/A      Shared
Parker-Hannifin Corp.               Stock          701094104   4,904     50,085      Sole       N/A      Shared
Phila Con. Holding Corp             Stock          717528103  27,826    665,682      Sole       N/A      Shared
Portfolio Recovery Associates       Stock          73640Q105  29,447    490,621      Sole       N/A      Shared
Premier Global Services             Stock          740585104  13,113  1,007,158      Sole       N/A      Shared
ProAssurance Corp.                  Stock          74267c106  19,808    355,819      Sole       N/A      Shared
Prudential Financial                Stock          744320102   1,357     13,955      Sole       N/A      Shared
Reinsurance Group Of America        Stock          759351109  31,796    527,822      Sole       N/A      Shared
Scansource                          Stock          806037107  24,870    777,424      Sole       N/A      Shared
Sciele Pharma Inc.                  Stock          808627103  19,886    844,066      Sole       N/A      Shared

COLUMN 1                               COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7     COLUMN 8
--------                            -------------- --------- -------- ------------ ---------- -------- ----------------
                                                             VALUE    SHRS OR PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS  CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- -------- ------- ---- ---------- -------- ----------------
Sempra Energy                       Stock          816851109   4,212   71,108      Sole       N/A      Shared
Sherwin Williams Co                 Stock          824348106  15,862  238,637      Sole       N/A      Shared
Skywest, Inc.                       Stock          830879102   2,864  120,205      Sole       N/A      Shared
Southern Copper Corp                Stock          84265v105   3,115   33,045      Sole       N/A      Shared
Steel Dynamics                      Stock          858119100  25,440  607,021      Sole       N/A      Shared
Synnex Corporation                  Stock          87162w100   9,008  437,079      Sole       N/A      Shared
Tellabs                             Stock          879664100   3,233  300,490      Sole       N/A      Shared
Thor Industries, Inc.               Stock          885160101   1,810   40,100      Sole       N/A      Shared
Toro Co.                            Stock          891092108  23,957  406,817      Sole       N/A      Shared
Trinity Industries, Inc.            Stock          896522109  24,402  560,447      Sole       N/A      Shared
United Technologies                 Stock          913017109   2,733   38,537      Sole       N/A      Shared
Valero Energy Corp                  Stock          91913y100   1,902   25,745      Sole       N/A      Shared
Wellpoint, Inc.                     Stock          94973V107   2,222   27,839      Sole       N/A      Shared
World Acceptance Corp               Stock          981419104  23,915  559,679      Sole       N/A      Shared
YRC Worldwide Inc.                  Stock          984249102   1,843   50,070      Sole       N/A      Shared